Financial instruments and risk management (Details 4) - Currency risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ (148,678)	R$ (263,437)
Chile, Pesos
IfrsStatementLineItems [Line Items]
Total	220,116	256,121
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total	(25,050)	(43,445)
Angola, Kwanza
IfrsStatementLineItems [Line Items]
Total	97,368	53,723
Japan, Yen
IfrsStatementLineItems [Line Items]
Total	(1,241)	(3,268)
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Total	(3,146)	(4,614)
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Total	76,439	214,936
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total	R$ (513,164)	R$ (736,890)